SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Cash flow statement [Abstract]
Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ 4,977	$ 258
Proceeds on disposal of property, plant and equipment included in other current assets	(86)	36
Impact of adoption of new accounting standards (note 2(d))	(1,515)	0
Balance due on business acquisitions (note 5)	0	2,700
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	6,681	9,623
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	$ 754	$ 447